FIXED ASSETS, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
FIXED ASSETS, NET	FIXED ASSETS, NET
Fixed assets, net consisted of the following:

(In millions)	Estimated Useful Lives (Years)	2024	2023
Land		$169	$109
Buildings and improvements	20 to 40	1,325	1,083
Machinery, tools and equipment	3 to 25	2,947	2,520
Rental assets	3 to 12	355	346
Other, including assets under construction		715	415
Fixed assets, gross		5,511	4,473
Accumulated depreciation		(2,512)	(2,313)
Fixed assets, net		$2,999	$2,160

Depreciation expense was $385 million, $270 million and $224 million for the years ended December 31, 2024, 2023 and 2022, respectively.